Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net assets	R (1,498)	R (622)
Current net liabilities	(389)	(354)
Noncurrent net liabilities	11,900	11,069
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Net liabilities	4,243	4,163
Current net liabilities	(197)	(178)
Noncurrent net liabilities	4,046	3,985
Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liabilities	8,046	7,260
Net assets	(1,498)	(622)
Net liability (asset) recognized	6,548	6,638
Current net liabilities	(192)	(176)
Noncurrent net liabilities	7,854	7,084
South Africa | Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Net liabilities	3,995	3,921
Current net liabilities	(177)	(159)
Noncurrent net liabilities	3,818	3,762
South Africa | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net assets	(582)	(622)
Net liability (asset) recognized	(582)	(622)
United States of America | Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Net liabilities	248	242
Current net liabilities	(20)	(19)
Noncurrent net liabilities	228	223
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset) [line items]
Net liabilities	8,046	7,260
Net assets	(916)
Net liability (asset) recognized	7,130	7,260
Current net liabilities	(192)	(176)
Noncurrent net liabilities	R 7,854	R 7,084